Share Capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of classes of share capital
Changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2025		2024
Common shares (in millions of shares)	Number of shares	Amount	Number of shares	Amount
Balance, beginning of year	573.9	$8,192	584.6	$8,327
Stock options exercised (Note 18)	0.6	42	0.8	47
Common shares purchased for cancellation	(20.7)	(334)	(11.5)	(182)
Balance, end of year	553.8	$7,900	573.9	$8,192
Further information on the preferred shares outstanding as at December 31, 2025, is as follows:

(in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Class A Preferred shares
Series 3	January 13, 2006	4.45%		$1.11	Any time		10.0	$250	$245
Series 4	October 10, 2006	4.45%		$1.11	Any time		12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13	Any time		10.0	250	245
Series 8R(3)	May 25, 2010	4.23%	(3)	$0.76	June 30, 2030	(4)	8.9	222	152
Series 9QR(5)	June 30, 2015	Floating	(6)	Floating	June 30, 2030	(7)	2.3	58	122
Series 10R(3)	August 12, 2011	2.967%	(3)	$0.74	September 30, 2026	(4)	6.8	171	167
Series 11QR(5)	September 30, 2016	Floating	(6)	Floating	September 30, 2026	(7)	1.2	29	28
Other equity instruments
Series 2021-1(8)	June 30, 2021	3.600%		n/a	June 30, 2026		1.0	1,000	987
Total preferred shares and other equity instruments							52.2	$2,280	$2,239

(1)    Redemption of all preferred shares and other equity instruments is subject to regulatory approval.
(2)    Net of after-tax issuance costs.
(3)    On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R – 1.41% and Series 10R – 2.17%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.
(4)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.
(5)    On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.
(6)    Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR – 1.41% and Series 11QR – 2.17%.
(7)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.
(8) On the earliest redemption date and every five years thereafter, the interest rate will reset to an annual rate equal to the Government of Canada bond yield plus 2.604%.